S000084920 [Member] Expense Example - Barrow Hanley Floating Rate Fund	Sep. 30, 2025 USD ($)
Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	970
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	375
Expense Example, with Redemption, 10 Years	850
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	1,146
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	375
Expense Example, with Redemption, 10 Years	$ 850